Revenue - Summary of Information About Contract Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contract assets [abstract]
Contract assets, Beginning balance	$ 258	$ 198
Costs paid	58	73
Recognised as a deduction to revenue	(19)	(17)
Repayments	(2)
Exchange and other adjustments	(5)	4
Contract assets, Ending balance	290	258
Current	20	17	$ 13
Non-current	$ 270	$ 241	$ 185